Current and non-current provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in other provisions [abstract]
Other provisions, beginning balance	$ 148,211	$ 77,119
Additions - (Restated)	152,661	130,256
Utilization - (Restated)	(69,752)	(44,278)
Reversals - (Restated)	(20,577)	(10,994)
Unwinding of discount and effect in changes due to discount rate - (Restated)	(10,975)	(3,892)
Other provisions, ending balance	199,568	148,211
Other current provisions	94,887	72,849
Other non-current provisions	104,681	75,362
Legal claim, coverage of costs	10,000
Legal claim, amount paid	5,000
Legal claim, amount recognized	8,350
Warranties
Changes in other provisions [abstract]
Other provisions, beginning balance	125,217	58,453
Additions - (Restated)	93,609	106,680
Utilization - (Restated)	(44,995)	(25,239)
Reversals - (Restated)	(17,091)	(10,785)
Unwinding of discount and effect in changes due to discount rate - (Restated)	(10,975)	(3,892)
Other provisions, ending balance	145,765	125,217
Other current provisions	44,581	53,595
Other non-current provisions	101,184	71,622
Employee benefits
Changes in other provisions [abstract]
Other provisions, beginning balance	13,418	7,628
Additions - (Restated)	3,333	14,590
Utilization - (Restated)	(11,704)	(8,608)
Reversals - (Restated)	(1,825)	(192)
Unwinding of discount and effect in changes due to discount rate - (Restated)	0	0
Other provisions, ending balance	3,222	13,418
Other current provisions	2,139	13,322
Other non-current provisions	1,083	96
Litigation
Changes in other provisions [abstract]
Other provisions, beginning balance	0	0
Additions - (Restated)	35,676	0
Utilization - (Restated)	0	0
Reversals - (Restated)	0	0
Unwinding of discount and effect in changes due to discount rate - (Restated)	0	0
Other provisions, ending balance	35,676	0
Other current provisions	35,676	0
Other non-current provisions	0	0
Other
Changes in other provisions [abstract]
Other provisions, beginning balance	9,576	11,038
Additions - (Restated)	20,043	8,986
Utilization - (Restated)	(13,053)	(10,431)
Reversals - (Restated)	(1,661)	(17)
Unwinding of discount and effect in changes due to discount rate - (Restated)	0	0
Other provisions, ending balance	14,905	9,576
Other current provisions	12,491	5,932
Other non-current provisions	$ 2,414	$ 3,644